Short-term deposits	12 Months Ended
Dec. 31, 2023
Short-term deposits
Short-term deposits
7.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year.The term deposits balance as of December 31, 2022 and 2023 primarily consist of the following currencies:

	December 31, 2022		December 31, 2023
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,983,877	1,983,877	1,596,592	1,596,592
RMB	2,623,347	376,668	2,647,185	373,754
Total		2,360,545		1,970,346